Share Based-Payment Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Share-Based Payments Reserve
	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Share-based payments reserve	7,981,298	9,061,897	8,726,228

Schedule of Movements in Each Class of Reserve

Movements in each class of reserve during the financial years are set out below:

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Opening balance	9,061,897	8,726,228	7,309,323
Options expense in period (note 28)	(1,261,489)	798,798	1,116,829
Performance rights granted (note 28)	-	(463,129)	300,076
Broker options (note 28)	180,890	-	-

Closing balance	7,981,298	9,061,897	8,726,228